Goodwill and intangible assets (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill), Total			$ 0	$ 0	$ 7,170
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
In Process Research and Development [Member] | Subsequent Event [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years